UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007
                                                  ------------------

Check here if Amendment [  ]; Amendment Number: _____
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Silver Point Capital, L.P.
Address:                   --------------------------
                           Two Greenwich Plaza
                           --------------------------
                           Greenwich, CT 06830
                           --------------------------

13F File Number: 028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Fredrick H. Fogel
                           --------------------------
Title:                     Authorized Signatory
                           --------------------------
Phone:                     (203) 542-4000
                           --------------------------

Signature, Place, and Date of Signing:

         /s/ Fredrick H. Fogel       Greenwich, CT             November 14, 2007
--------------------------------------------------------------------------------
             [Signature]             [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         13F File Number                    Name

         28-
            -------                         ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                           --------------
Form 13F Information Table Entry Total:           93
                                           --------------
Form 13F Information Table Value Total:    $1,605,546,160

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

13F Information Table

-----------------------------------------------------------------------------------------------------------------------------------
                                       Title Of                                                          Shares or        SH/
Name Of Issuer                           Class                     Cusip              Value              PRN Amount       PRN
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                                 COM                    885535104       54,340,000.0000      11,000,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
ACCREDITED HOME LENDRS HLDG               COM                    00437P107        5,432,384.9800         465,500.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP                COM                    018581108       13,552,000.0000         175,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                               COM                    020039103        4,877,600.0000          70,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
ARMSTRONG WORLD INDS INC NEW              COM                    04247X102        7,416,807.7500         182,725.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
BCE INC                                   COM NEW                05534B760       10,241,582.3700         255,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                               COM                    073325102       36,408,750.0000       2,625,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
BORLAND SOFTWARE CORP                     COM                    099849101       19,053,000.0000       4,380,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
BRUNSWICK CORP                            COM                    117043109        2,800,350.0000         122,500.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
BWAY HOLDING COMPANY                      COM                    12429T104        7,341,160.0000         658,400.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP                      CALL                   12686C909           60,000.0000           2,000.0000
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP                      CL A                   12686C109          593,980.0000          17,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
CEDAR FAIR L P                            DEPOSITRY UNITS        150185106        1,192,500.0000          50,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
COLEMAN CABLE INC                         COM                    193459302          830,400.0000          60,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY BANKERS ACQUISITN               COM                    20361R101        2,024,000.0000         275,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
CORE MARK HOLDING CO INC                  COM                    218681104          297,189.7200           9,373.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL                   COM NEW                247361702       37,723,576.4100       2,101,592.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
DOWNEY FINL CORP                          COM                    261018105        9,675,720.0000         167,400.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SVCS ACQUISITION CORP              COM                    29271Q103        1,967,000.0000         350,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
EXCO RESOURCES INC                        COM                    269279402       42,838,600.0000       2,590,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES                        *W EXP 05/05/2011      302051123           64,170.0000         103,500.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTFED FINL CORP                        COM                    337907109       12,090,200.0000         244,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
FISHER COMMUNICATIONS INC                 COM                    337756209       12,933,186.0600         259,338.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                           NOTE 4.250%12/1        345370CF5       23,410,600.0000      20,000,000.0000    PRN
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL COMMUNICATIONS INC                CL A                   369385109       17,616,354.0000       1,451,100.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                         COM                    370442105       14,680,000.0000         400,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                         SENIOR DEBEN D         370442691        1,400,000.0000          50,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                         DEB SR CV C 33         370442717        9,796,000.0000         400,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO                   COM                    382550101       10,035,300.0000         330,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW                    COM                    38388F108       87,295,000.0000       3,250,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP                 UNIT 10/18/2010        385034202        4,140,000.0000         500,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
HARMAN INTL INDS INC                      COM                    413086109        7,354,200.0000          85,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC                         COM                    413619107       10,431,600.0000         120,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
HAYES LEMMERZ INTL INC                    COM NEW                420781304       17,973,438.0800       4,320,538.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
HD PARTNERS ACQUISITION CORP              COM                    40415K100        1,963,000.0000         260,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
HELMERICH & PAYNE INC                     COM                    423452101       48,424,250.0000       1,475,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                              COM                    427056106       76,197,500.0000       3,625,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                             COM                    447011107       31,125,750.0000       1,175,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES INC                       COM NEW                465754208        1,525,000.0000         100,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
IMPAC MTG HLDGS INC                       PUT                    45254P952          350,000.0000           1,000.0000
-----------------------------------------------------------------------------------------------------------------------------------
INGLES MKTS INC                           CL A                   457030104       19,345,620.0000         675,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
INNOPHOS HOLDINGS INC                     COM                    45774N108       22,122,383.9900       1,528,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TECHNOLOG              COM                    459902102        4,094,499.9500          95,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC                            COM NEW                46114T508       17,369,138.0000       1,220,600.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
IPCS INC                                  COM NEW                44980Y305       77,478,336.0000       2,869,568.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                                CALL                   464287905          220,000.0000           5,000.0000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                                PUT                    464287955       13,445,000.0000          45,000.0000
-----------------------------------------------------------------------------------------------------------------------------------
JAZZ TECHNOLOGIES INC                     COM                    47214E102        4,901,832.0000       1,571,100.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
JAZZ TECHNOLOGIES INC                     *W EXP 03/15/2011      47214E110        1,730,497.0000       3,761,950.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
KNOLOGY INC                               COM                    499183804       26,105,492.0000       1,560,400.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
LAWSON SOFTWARE INC NEW                   COM                    52078P102        6,006,000.0200         600,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
LEAR CORP                                 COM                    521865105       21,346,500.0000         665,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATNS L              COM                    543881106       13,900,575.0000         349,700.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
LYONDELL CHEMICAL CO                      COM                    552078107        9,571,275.0000         206,500.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC                            CL A                   559222401        3,852,400.0000          40,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
MERGE TECHNOLOGIES INC                    COM                    589981109        4,412,827.9800       1,005,200.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
MSC SOFTWARE CORP                         COM                    553531104       71,573,100.0000       5,255,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
NEUSTAR INC                               CL A                   64126X201       13,716,000.0000         400,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
NORTH AMERN INS LEADERS INC               COM                    65687M104        1,746,264.0000         226,200.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLS CORP                      COM                    667280408       24,185,625.4200       1,358,743.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
NVR INC                                   COM                    62944T105       10,580,625.0000          22,500.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW                         COM                    690742101       10,020,000.0000         400,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
PARAGON SHIPPING INC                      CL A                   69913R309       10,345,600.0000         610,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
PARAMETRIC TECHNOLOGY CORP                COM NEW                699173209       41,720,900.0000       2,395,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
PENN NATL GAMING INC                      COM                    707569109       17,706,000.0000         300,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
POLYPORE INTL INC                         COM                    73179V103        5,875,674.0000         417,900.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE GAMING INTL CORP              COM                    74332S102        4,545,653.5800         909,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP                              COM DSSG               747906204       14,178,000.0000       4,170,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC                        COM                    74834T103       22,308,000.0000       1,300,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC                        COM                    75952B105        1,479,680.0000          57,800.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
REVLON INC                                CL A                   761525500        6,369,390.0000       5,538,600.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
ROCKWOOD HLDGS INC                        COM                    774415103      114,655,999.9700       3,200,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
SALTON INC                                COM                    795757103           18,857.0800          85,714.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS INC                             PIERS                  83001P505        3,163,815.0000         150,300.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                                  COM                    78442P106       10,753,555.0000         216,500.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
SPORT CHALET INC                          CL A                   849163209        6,527,637.0000         725,293.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
SPORTS CHALET INC                         CL B                   849163308          453,249.7200          49,053.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
SYPRIS SOLUTIONS INC                      COM                    871655106          627,800.0100          73,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO SOFTWARE INC                        COM                    88632Q103       50,252,000.0000       6,800,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC                     CL A                   88732J108       65,060,407.7500       1,983,554.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
TORCH ENERGY ROYALTY TRUST                UNIT BEN INT           891013104       25,635,360.0000       2,563,536.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION GROUP              UNIT 12/19/2010        89366E209       15,000,000.0000       1,875,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO NEW                            PUT                    896047957           40,700.0000             110.0000
-----------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO NEW                            COM                    896047107          300,520.0000          11,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
TRIMAS CORP                               COM NEW                896215209        9,700,369.9900         731,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                      PUT                    949746951           20,000.0000           1,000.0000
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP                      COM                    958102105       31,903,200.0000       1,260,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL                      COM                    969457100       54,496,000.0000       1,600,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL                      PUT                    969457950          275,000.0000           5,000.0000
-----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC              CL A                   983759101       19,625,450.0000       1,385,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC              PUT                    983759951          826,250.0000          10,750.0000
-----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC              CALL                   983759901        4,266,950.0000          14,077.0000
-----------------------------------------------------------------------------------------------------------------------------------
XYRATEX LTD                               COM                    G98268108       42,218,000.0000       2,200,000.0000     SH
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                    Put/       Investment        Other         Sole Voting
Name Of Issuer                      Call       Discretion        Manage         Authority       Share    None
--------------------------------------------------------------------------------------------------------------
3COM CORP                                     SHARED-DEFINED                11,000,000.0000
--------------------------------------------------------------------------------------------------------------
ACCREDITED HOME LENDRS HLDG                   SHARED-DEFINED                   465,500.0000
--------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP                    SHARED-DEFINED                   175,000.0000
--------------------------------------------------------------------------------------------------------------
ALLTEL CORP                                   SHARED-DEFINED                    70,000.0000
--------------------------------------------------------------------------------------------------------------
ARMSTRONG WORLD INDS INC NEW                  SHARED-DEFINED                   182,725.0000
--------------------------------------------------------------------------------------------------------------
BCE INC                                       SHARED-DEFINED                   255,000.0000
--------------------------------------------------------------------------------------------------------------
BEA SYS INC                                   SHARED-DEFINED                 2,625,000.0000
--------------------------------------------------------------------------------------------------------------
BORLAND SOFTWARE CORP                         SHARED-DEFINED                 4,380,000.0000
--------------------------------------------------------------------------------------------------------------
BRUNSWICK CORP                                SHARED-DEFINED                   122,500.0000
--------------------------------------------------------------------------------------------------------------
BWAY HOLDING COMPANY                          SHARED-DEFINED                   658,400.0000
--------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP                CALL      SHARED-DEFINED                     2,000.0000
--------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP                          SHARED-DEFINED                    17,000.0000
--------------------------------------------------------------------------------------------------------------
CEDAR FAIR L P                                SHARED-DEFINED                    50,000.0000
--------------------------------------------------------------------------------------------------------------
COLEMAN CABLE INC                             SHARED-DEFINED                    60,000.0000
--------------------------------------------------------------------------------------------------------------
COMMUNITY BANKERS ACQUISITN                   SHARED-DEFINED                   275,000.0000
--------------------------------------------------------------------------------------------------------------
CORE MARK HOLDING CO INC                      SHARED-DEFINED                     9,373.0000
--------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL                       SHARED-DEFINED                 2,101,592.0000
--------------------------------------------------------------------------------------------------------------
DOWNEY FINL CORP                              SHARED-DEFINED                   167,400.0000
--------------------------------------------------------------------------------------------------------------
ENERGY SVCS ACQUISITION CORP                  SHARED-DEFINED                   350,000.0000
--------------------------------------------------------------------------------------------------------------
EXCO RESOURCES INC                            SHARED-DEFINED                 2,590,000.0000
--------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES                            SHARED-DEFINED                   103,500.0000
--------------------------------------------------------------------------------------------------------------
FIRSTFED FINL CORP                            SHARED-DEFINED                   244,000.0000
--------------------------------------------------------------------------------------------------------------
FISHER COMMUNICATIONS INC                     SHARED-DEFINED                   259,338.0000
--------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                               SHARED-DEFINED                                          NONE
--------------------------------------------------------------------------------------------------------------
GENERAL COMMUNICATIONS INC                    SHARED-DEFINED                 1,451,100.0000
--------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                             SHARED-DEFINED                   400,000.0000
--------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                             SHARED-DEFINED                    50,000.0000
--------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                             SHARED-DEFINED                   400,000.0000
--------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO                       SHARED-DEFINED                   330,000.0000
--------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW                        SHARED-DEFINED                 3,250,000.0000
--------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP                     SHARED-DEFINED                   500,000.0000
--------------------------------------------------------------------------------------------------------------
HARMAN INTL INDS INC                          SHARED-DEFINED                    85,000.0000
--------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC                             SHARED-DEFINED                   120,000.0000
--------------------------------------------------------------------------------------------------------------
HAYES LEMMERZ INTL INC                        SHARED-DEFINED                 4,320,538.0000
--------------------------------------------------------------------------------------------------------------
HD PARTNERS ACQUISITION CORP                  SHARED-DEFINED                   260,000.0000
--------------------------------------------------------------------------------------------------------------
HELMERICH & PAYNE INC                         SHARED-DEFINED                 1,475,000.0000
--------------------------------------------------------------------------------------------------------------
HERCULES INC                                  SHARED-DEFINED                 3,625,000.0000
--------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                                 SHARED-DEFINED                 1,175,000.0000
--------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES INC                           SHARED-DEFINED                   100,000.0000
--------------------------------------------------------------------------------------------------------------
IMPAC MTG HLDGS INC                  PUT      SHARED-DEFINED                     1,000.0000
--------------------------------------------------------------------------------------------------------------
INGLES MKTS INC                               SHARED-DEFINED                   675,000.0000
--------------------------------------------------------------------------------------------------------------
INNOPHOS HOLDINGS INC                         SHARED-DEFINED                 1,528,000.0000
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TECHNOLOG                  SHARED-DEFINED                    95,000.0000
--------------------------------------------------------------------------------------------------------------
INTERWOVEN INC                                SHARED-DEFINED                 1,220,600.0000
--------------------------------------------------------------------------------------------------------------
IPCS INC                                      SHARED-DEFINED                 2,869,568.0000
--------------------------------------------------------------------------------------------------------------
ISHARES TR                          CALL      SHARED-DEFINED                     5,000.0000
--------------------------------------------------------------------------------------------------------------
ISHARES TR                           PUT      SHARED-DEFINED                    45,000.0000
--------------------------------------------------------------------------------------------------------------
JAZZ TECHNOLOGIES INC                         SHARED-DEFINED                 1,571,100.0000
--------------------------------------------------------------------------------------------------------------
JAZZ TECHNOLOGIES INC                         SHARED-DEFINED                 3,761,950.0000
--------------------------------------------------------------------------------------------------------------
KNOLOGY INC                                   SHARED-DEFINED                 1,560,400.0000
--------------------------------------------------------------------------------------------------------------
LAWSON SOFTWARE INC NEW                       SHARED-DEFINED                   600,000.0000
--------------------------------------------------------------------------------------------------------------
LEAR CORP                                     SHARED-DEFINED                   665,000.0000
--------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATNS L                  SHARED-DEFINED                   349,700.0000
--------------------------------------------------------------------------------------------------------------
LYONDELL CHEMICAL CO                          SHARED-DEFINED                   206,500.0000
--------------------------------------------------------------------------------------------------------------
MAGNA INTL INC                                SHARED-DEFINED                    40,000.0000
--------------------------------------------------------------------------------------------------------------
MERGE TECHNOLOGIES INC                        SHARED-DEFINED                 1,005,200.0000
--------------------------------------------------------------------------------------------------------------
MSC SOFTWARE CORP                             SHARED-DEFINED                 5,255,000.0000
--------------------------------------------------------------------------------------------------------------
NEUSTAR INC                                   SHARED-DEFINED                   400,000.0000
--------------------------------------------------------------------------------------------------------------
NORTH AMERN INS LEADERS INC                   SHARED-DEFINED                   226,200.0000
--------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLS CORP                          SHARED-DEFINED                 1,358,743.0000
--------------------------------------------------------------------------------------------------------------
NVR INC                                       SHARED-DEFINED                    22,500.0000
--------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW                             SHARED-DEFINED                   400,000.0000
--------------------------------------------------------------------------------------------------------------
PARAGON SHIPPING INC                          SHARED-DEFINED                   610,000.0000
--------------------------------------------------------------------------------------------------------------
PARAMETRIC TECHNOLOGY CORP                    SHARED-DEFINED                 2,395,000.0000
--------------------------------------------------------------------------------------------------------------
PENN NATL GAMING INC                          SHARED-DEFINED                   300,000.0000
--------------------------------------------------------------------------------------------------------------
POLYPORE INTL INC                             SHARED-DEFINED                   417,900.0000
--------------------------------------------------------------------------------------------------------------
PROGRESSIVE GAMING INTL CORP                  SHARED-DEFINED                   909,000.0000
--------------------------------------------------------------------------------------------------------------
QUANTUM CORP                                  SHARED-DEFINED                 4,170,000.0000
--------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC                            SHARED-DEFINED                 1,300,000.0000
--------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC                            SHARED-DEFINED                    57,800.0000
--------------------------------------------------------------------------------------------------------------
REVLON INC                                    SHARED-DEFINED                 5,538,600.0000
--------------------------------------------------------------------------------------------------------------
ROCKWOOD HLDGS INC                            SHARED-DEFINED                 3,200,000.0000
--------------------------------------------------------------------------------------------------------------
SALTON INC                                    SHARED-DEFINED                    85,714.0000
--------------------------------------------------------------------------------------------------------------
SIX FLAGS INC                                 SHARED-DEFINED                   150,300.0000
--------------------------------------------------------------------------------------------------------------
SLM CORP                                      SHARED-DEFINED                   216,500.0000
--------------------------------------------------------------------------------------------------------------
SPORT CHALET INC                              SHARED-DEFINED                   725,293.0000
--------------------------------------------------------------------------------------------------------------
SPORTS CHALET INC                             SHARED-DEFINED                    49,053.0000
--------------------------------------------------------------------------------------------------------------
SYPRIS SOLUTIONS INC                          SHARED-DEFINED                    73,000.0000
--------------------------------------------------------------------------------------------------------------
TIBCO SOFTWARE INC                            SHARED-DEFINED                 6,800,000.0000
--------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC                         SHARED-DEFINED                 1,983,554.0000
--------------------------------------------------------------------------------------------------------------
TORCH ENERGY ROYALTY TRUST                    SHARED-DEFINED                 2,563,536.0000
--------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION GROUP                  SHARED-DEFINED                 1,875,000.0000
--------------------------------------------------------------------------------------------------------------
TRIBUNE CO NEW                       PUT      SHARED-DEFINED                       110.0000
--------------------------------------------------------------------------------------------------------------
TRIBUNE CO NEW                                SHARED-DEFINED                    11,000.0000
--------------------------------------------------------------------------------------------------------------
TRIMAS CORP                                   SHARED-DEFINED                   731,000.0000
--------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                 PUT      SHARED-DEFINED                     1,000.0000
--------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP                          SHARED-DEFINED                 1,260,000.0000
--------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL                          SHARED-DEFINED                 1,600,000.0000
--------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL                 PUT      SHARED-DEFINED                     5,000.0000
--------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC                  SHARED-DEFINED                 1,385,000.0000
--------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC         PUT      SHARED-DEFINED                    10,750.0000
--------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC        CALL      SHARED-DEFINED                    14,077.0000
--------------------------------------------------------------------------------------------------------------
XYRATEX LTD                                   SHARED-DEFINED                 2,200,000.0000
--------------------------------------------------------------------------------------------------------------


                                       3